Staff numbers and costs, Aggregate staff costs (Details) £ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020 Employee	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Staff numbers and costs [Abstract]
Wages and salaries		£ 29,038	£ 31,920	£ 29,501
Social security costs		2,131	2,767	2,731
Share-based payments (Note 25)		8,162	3,056	666
Contributions to defined contribution plans (Note 27)		1,035	1,213	981
Total aggregate staff costs		40,366	£ 38,956	£ 33,879
Corporate Restructuring [Abstract]
Restructuring costs1		£ 1,200,000
Reduction in number of employees on completion of restructure | Employee	78